Retirement and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2022
Retirement and Deferred Compensation Plans [Abstract]
Retirement and Deferred Compensation Plans	16. Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants. These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits. We comply with applicable minimum funding requirements. In accordance with such practice, we were not required to make contributions for the years ended December 31, 2022 and 2021. We do not expect to be required to make any contributions to these pension plans in 2023. We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents. Total net periodic cost (recovery) for these plans was $(2) million, $1 million and $4 million during 2022, 2021 and 2020, respectively, which was reported within commissions and other expenses on the Consolidated Statements of Comprehensive Income (Loss). In 2023, we expect the plans to make benefit payments of approximately $10 million.

Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2022	2021	2022	2021

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$77	$108	$9	$8
Projected benefit obligation	82	107	6	9
Funded status	$(5)	$1	$3	$(1)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$-	$4	$3	$-
Other liabilities	(5)	(3)	-	(1)
Net amount recognized	$(5)	$1	$3	$(1)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	5.66%	3.07%	5.70%	3.10%
Net periodic benefit cost:
Weighted-average discount rate	3.07%	2.95%	3.73%	2.96%
Expected return on plan assets	5.00%	4.25%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2022, and projected benefit obligation cash flows. The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation. We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2022	2021

Fixed maturity securities:
Corporate bonds	$33	$49
U.S. government bonds	17	20
CMBS	2	2
Common stock	22	32
Cash and invested cash	3	5
Other investments	9	8
Total	$86	$116

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors. These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits. We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired employees. Our expense (benefit) for these plans was $(35) million, $(28) million and $(9) million for the years ended December 31, 2022, 2021 and 2020, respectively.

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986. We also participate in defined contribution plans sponsored by LNC for eligible employees. Our expense for these plans was $99 million, $104 million and $97 million, for the years ended December 31, 2022, 2021 and 2020, respectively.

Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents. Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC. The results of certain notional investment options within some of the plans are hedged by total return swaps. Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options. Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. Our expense for these plans was $12 million, $18 million and $35 million for the years ended December 31, 2022, 2021 and 2020, respectively. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2022	2021
Total liabilities (1)	$623	$755
Investments dedicated to fund liabilities (2)	206	254

(1)Reported in other liabilities on the Consolidated Balance Sheets.

(2)Reported in other assets on the Consolidated Balance Sheets.